Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of inventories
	December 31,
	2021	2020
Raw materials	$891	$1,015
Work-in-process	518	867
Finished goods	1,114	1,512
Total inventories	$2,523	$3,394